Income Taxes (Tables)	12 Months Ended
Dec. 25, 2012
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)

Total income tax expense (benefit) for fiscal years 2010, 2011, and 2012 was allocated as follows (in thousands):

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Income tax expense (benefit) from continuing operations	$(88)	$4,653	$5,592
Income tax expense (benefit) from discontinued operations	(41)	(504)	(2)

Total income tax expense (benefit)	$(129)	$4,149	$5,590

Components of Income Tax Expense (Benefit) from Continuing Operations

The components of income tax expense (benefit) from continuing operations consists of the following (in thousands):

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Current tax expense (benefit):
Federal	$(2,303)	$3,179	$5,406
State	2,537	2,250	2,220

Total current tax expense (benefit)	234	5,429	7,626
Deferred tax expense (benefit):
Federal	(281)	(287)	(1,098)
State	(41)	(489)	(936)

Total deferred tax expense (benefit)	(322)	(776)	(2,034)

Total income tax expense (benefit) from continuing operations	$(88)	$4,653	$5,592

Reconciliation Income Tax Rate to Income Before Taxes from Continuing Operations

The difference between the reported income tax expense (benefit) from continuing operations and taxes determined by applying the applicable U.S. federal statutory income tax rate to income before taxes from continuing operations is reconciled as follows (dollars in thousands):

	Year Ended
	December 28, 2010		December 27, 2011		December 25, 2012
Income tax expense at federal statutory rate	$3,034	35%	$5,005	35%	$7,058	35%
State tax expense, net	522	6%	831	6%	443	2%
FICA tip and work opportunity credits	(1,474)	-17%	(1,743)	-12%	(2,200)	-10%
Nondeductible (nontaxable) insurance	(237)	-3%	450	3%	(160)	-1%
Other items, net	(1,933)	-22%	110	1%	451	2%

Total income tax expense (benefit) from continuing operations	$(88)	-1%	$4,653	33%	$5,592	28%

Components of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of deferred tax assets and liabilities are presented below (in thousands):

	December 27, 2011	December 25, 2012
	(In Thousands)
Deferred tax assets:
Equity-based compensation	$366	$151
Accrued liabilities	2,197	2,629
Deferred compensation	2,848	3,366
Deferred rent liabilities	3,198	6,212
Other	2,101	2,880

Total deferred tax assets	10,710	15,239
Deferred tax liabilities:
Property and equipment	7,559	11,759
Intangible assets	13,384	11,960
Other	100	245

Total deferred tax liabilities	21,043	23,964

Net deferred tax liabilities	$(10,333)	$(8,725)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

during the next 12 months. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Balance at beginning of year	$4,133	$1,691	$1,631
Additions resulting from current year positions	—	—	—
Additions for positions taken in prior years	804	—	—
Expiration of statute of limitations	(3,246)	(60)	—

Balance at end of year	$1,691	$1,631	$1,631